Accounting Policies	3 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            Accounting Basis. The Company is currently a development stage enterprise reporting under the provisions of Accounting Standards Codification (“ASC”) 915 “Development Stage Entities,” which was previously Statement of Financial Accounting Standards (“SFAS”) Number 7.

            The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information and with the instructions per regulation S-X. Accordingly, financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included and such statements are of a normal recurring nature. These financial statements should be read in conjunction with other pertinent information contained in our Form S-1 the Company has filed with the Securities and Exchange Commission.

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Use of Estimates. The preparation of the Company’s financial statements in accordance with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. These estimates are based on information available as of the date of the financial statements. Therefore, actual results could differ from management’s estimates.

Audited Interim Financial Information. The accompanying financial statements, for the periods ended December 31, 2009 and 2010 and the nine months ended September 30, 2010 and 2011, are audited. The audited interim financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position and results of operations and cash flows for the nine months ended September 30, 2010 and 2011. The financial data and other information disclosed in these notes to the financial statements related to the nine-month periods are audited. The results of the nine months ended September 30, 2011 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2011 or for any other interim period or for any other future year.

Concentrations of Credit Risk. Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with FDIC insured financial institutions in the United States, which management assesses to be of high quality in order to limit exposure of each investment. As of December 31, 2010 and September 30, 2011, all of the Company’s cash has been invested in depository accounts. Credit risk with respect to accounts receivable is as of September 30, 2011, minimal. No funds are due the Company as of the interim date of September 30, 2011.

Cash and Cash Equivalents. Cash equivalents consist of highly liquid short-term instruments with original maturities of three months or less at the time of purchase. As of December 31, 2009 and 2010, and September 30, 2011, cash equivalents consisted of depository accounts.

Dividends. The Company, for the nine months ending September 30, 2011 has not adopted any policy regarding the payment of dividends. No dividends have been paid during the periods shown and none are contemplated in the near future.

Earnings per Share. Earnings per share are calculated by dividing the net income available to shareholders by the weighted average of outstanding number of common shares (basic computation). FASB 128, paragraph 16 states, “no potential common shares shall be included in the computation of any diluted per share amount when a loss from continuing operations exists, even if the entity reports net income.” Per FASB 128, no preferred stock was used to dilute the earnings per share. Since the company experienced a

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loss, the weighted average of the number of common shares outstanding at the end of each period was used to calculate earnings per share.

Deferred Offering Costs. Deferred offering costs consist primarily of direct incremental accounting fees related to the Company’s proposed initial public offering of its common stock. Upon completion of the initial public offering contemplated herein, incurred amounts will be offset against the proceeds of the offering. If the offering is terminated, the deferred offering costs will be expensed. There were no amounts capitalized as of September 30, 2011.

Revenue Recognition. In general, the Company will recognize revenue when (1) concrete evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured.

The company plans to generate revenue primarily from sale of online advertising presented on its web site. Ads may be either text ads or display ads and are expected to use pay-per-click revenue model.

Advertising Costs. The Company expenses advertising costs as incurred. From the period of inception to date, advertising costs were not material.

Marketing Research Costs. Marketing research costs are expensed when incurred and are included in marketing expense in the accompanying statements of operations.

Property, Plant and Equipment. The Company does not own any real estate or other properties. From June 15, 2009, office space was provided at no cost to the company by Goldbridge Energy Partners, LLC. We have used an imputed value of $600 per month and in the statement of operations and statement of changes in stockholders’ equity. For the periods ending December 31, 2009 and 2010, imputed rent was $3,900 and $7,200, respectively. For the nine months period ending September 30, 2010 and 2011, imputed was $5,400 and $5,400, respectively.

Website and Software Development Costs. The company capitalizes its costs to develop its website and internal use software and when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. Such costs are amortized on a straight-line basis over the estimated use of the useful life of the related asset, which approximates two to three years. Costs incurred prior to meeting these criteria, together with the costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized and expensed over the estimated use of the life of the upgrades.

Stock-Based Compensation. Stock-based compensation expense is measured at the grant date based on the fair value of the award.

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Income Taxes. The Company has incurred losses since inception and therefore, has not been subject to payment of federal income taxes. As of December 31, 2009 and December 31, 2010, the Company estimates an accumulated net operating loss (“NOL”) carryforward of approximately $5,678 and $21,401 respectively, resulting in deferred tax assets of approximately $1,987 and $7,490, respectively. The carryforwards, if not utilized, begin to expire in 2030. Because tax laws in the United States limit the time during which an NOL and tax credit carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take full advantage of NOL and tax credits for federal income tax purposes. Deferred tax assets are not recognized in the above financial statements since they are contingent.

Recently Issued Accounting Pronouncements. The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements, including those not yet effective, is not anticipated to have a material effect of the financial position or results of operations of the Company.